INCOME TAXES, Components of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets relating to [Abstract]
Allowance for loan losses	$ 556	$ 628
Stock options	15	23
Amortization of intangibles	1	7
Foreclosed asset basis differences	18	207
Unrealized loss on AFS securities	223	148
SERP liability	521	795
Nonaccrual loan interest	65	156
Net operating/economic loss carryforwards	811	1,984
Other	423	217
Total deferred tax assets	2,633	4,165
Deferred tax liabilities relating to [Abstract]
Prepaid expenses	(55)	(124)
Fixed assets	(326)	(444)
Fair value acquisition adjustments, net	(125)	(291)
Total deferred tax liabilities	(506)	(859)
Net recorded deferred tax asset	2,127	$ 3,306
Net operating loss carryforward	$ 3,425
Operating loss expiration period	20 years
Net economic loss carryforward	$ 3,875
Economic loss expiration period	15 years